SMITH BARNEY
                                SMALL CAP GROWTH
                               OPPORTUNITIES FUND

                        ANNUAL REPORT | OCTOBER 31, 2000









                                 [LOGO OMITTED]
                                  SMITH BARNEY
                                  MUTUAL FUNDS
                Your Serious Money. Professionally Managed.(SM)

--------------------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
--------------------------------------------------------------------------------

                                           -------------------------------------
[PHOTO OMITTED]                              ANNUAL REPORT o OCTOBER 31, 2000
MARGUERITE WAGNER, PORTFOLIO MANAGER
                                             SMITH BARNEY SMALL CAP
[PHOTO OMITTED]                              GROWTH OPPORTUNITIES FUND
STEPHEN RICH, PORTFOLIO MANAGER
--------------------------------------------------------------------------------

MARGUERITE WAGNER

Marguerite Wagner has more than 14 years of securities business experience and has been managing the Fund since January 1999.

Education: BS from Pennsylvania State University,
MBA from New York University's Stern School of Business

--------------------------------------------------------------------------------
STEPHEN RICH
--------------------------------------------------------------------------------

Stephen Rich has more than 10 years of investment experience and has been co-managing the Fund since March 2000.

Education: BA from Princeton University, MBA from New York University's Stern School of Business.

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------------------------------------------------

June 21, 1995

MANAGER INVESTMENT INDUSTRY EXPERIENCE
----------------------------------------------------------------
14 Years (Marguerite Wagner)
10 Years (Stephen Rich)

              Class A    Class B     Class L
----------------------------------------------------------------
NASDAQ        CFSGX         --          --
----------------------------------------------------------------
Inception   6/21/95     1/4/99     9/22/00

----------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2000

                        WITHOUT SALES CHARGES(1)
                  Class A      Class B      Class L
----------------------------------------------------------------
One-Year             44.87%       43.78%        --
----------------------------------------------------------------
Five-Year            24.40%          --         --
----------------------------------------------------------------
Since Inception+     26.75%       30.13%     (4.78)%*
----------------------------------------------------------------

                          WITH SALES CHARGES(2)
                  Class A      Class B      Class L
----------------------------------------------------------------
One-Year             37.63%       36.59%        --
----------------------------------------------------------------
Five-Year            23.13%          --         --
----------------------------------------------------------------
Since Inception+     25.54%       26.52%     (6.68)%*
----------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction all applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of 1.00% CDSC, which applies if shares are redeemed within first year of purchase.

    All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Inception dates for Class A, B and L shares are June 21, 1995, January 4, 1999 and September 22, 2000, respectively.

*   Not annualized






















--------------------------------------------------------------------------------

WHAT'S INSIDE

Letter from the President ..........................   1
Fund at a Glance ...................................   2
Letter to Our Shareholders .........................   3

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
Statement of Assets and Liabilities ................   5
Statement of Operations ............................   6
Statement of Changes in Net Assets .................   7
Financial Highlights ...............................   8
Notes to Financial Statements ......................  11
Independent Auditors' Report .......................  14

SMALL CAP GROWTH PORTFOLIO
Portfolio of Investments ...........................  15
Statement of Assets and Liabilities ................  19
Statement of Operations ............................  20
Statement of Changes in Net Assets .................  21
Financial Highlights ...............................  21
Notes to Financial Statements ......................  22
Independent Auditors' Report .......................  24

[LOGO OMITTED]
SMITH BARNEY
MUTUAL FUNDS
Your Serious Money. Professionally Managed.(SM)

    ----------------------------------------------------------------------------
    Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
    ----------------------------------------------------------------------------

                                                                    60598  11/00

--------------------------------------------------------------------------------
                            LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

The new millennium, so far, has been marked by historic levels of market volatility and concerns that the bull market in stocks may be running out of steam. We believe that a well-rounded investment plan including both stock and bond funds managed by seasoned professionals may be a prudent way to realize your financial objectives over time, especially with uncertain market conditions.

The Smith Barney Small Cap Growth Opportunities Fund, led by experienced portfolio managers Marguerite Wagner and Stephen Rich, seeks to offer long-term capital growth by investing in small-cap companies. Marguerite and Stephen use a growth-oriented investment style that emphasizes small U.S. companies with what they deem to have superior management teams with good prospects for growth.

[PHOTO OMITTED]
HEATH B. MCLENDON
PRESIDENT

----------------------

Marguerite and Stephen continually seek to maintain their clients' confidence in their investment approach. They are committed to their clients' investment success and utilize the ultimate in resources in managing the Fund.

We thank you for your confidence in their investment management approach.

Sincerely,



/s/ Heath B. McLendon
---------------------
Heath B. McLendon

President

NOVEMBER 10, 2000


                     1 | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
 SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND AT A GLANCE
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTED IN SHARES OF THE
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND CLASS A VS. BENCHMARKS

--------------------------------------------------------------------------------




GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $33,901 with sales charge (as of 10/31/00). The graph shows how the Fund compares to its benchmarks over the same period.

[Table below represent line chart in printed piece]

         CitiFunds Small    Lipper Small Cap
           Cap Growth       Growth  Funds Avg.     Russell 2000 Growth Index
 6/21/95       9500                10000                   10000
 6/30/95      10050                10000                   10000
 7/31/95      10970                10748                   10779
 8/31/95      11640                10925                   10912
 9/30/95      12000                11188                   11136
10/31/95      11980                10812                   10588
11/30/95      13550                11212                   11055
12/31/95      14478                11375                   11301
 1/31/96      14842                11295                   11207
 2/29/96      16297                11763                   11718
 3/31/96      17126                12077                   11950
 4/30/96      19199                12980                   12868
 5/31/96      20584                13547                   13528
 6/30/96      19963                13023                   12649
 7/31/96      17674                11903                   11104
 8/31/96      19870                12624                   11926
 9/30/96      20712                13265                   12540
10/31/96      20076                13000                   12000
11/30/96      20445                13378                   12333
12/31/96      19950                13582                   12574
 1/31/97      20804                13929                   12878
 2/28/97      19599                13333                   12100
 3/31/97      18416                12634                   11246
 4/30/97      17868                12538                   11115
 5/31/97      20497                14062                   12786
 6/30/97      21615                14804                   13220
 7/31/97      22352                15727                   13896
 8/31/97      22681                16014                   14313
 9/30/97      24627                17228                   15456
10/31/97      23352                16463                   14527
11/30/97      23143                16221                   14181
12/31/97      23105                16358                   14189
 1/31/98      22071                16076                   14001
 2/28/98      24690                17327                   15237
 3/31/98      25690                18133                   15875
 4/30/98      25793                18281                   15972
 5/31/98      23782                17250                   14811
 6/30/98      25540                17387                   14962
 7/31/98      23380                16136                   13713
 8/31/98      17544                12908                   10548
 9/30/98      19129                14074                   11617
10/31/98      19485                14633                   12224
11/30/98      20726                15580                   13172
12/31/98      22082                16722                   14365
 1/31/99      22162                16785                   15011
 2/28/99      19979                15414                   13637
 3/31/99      20439                15713                   14123
 4/30/99      20933                16720                   15370
 5/31/99      20922                17041                   15394
 6/30/99      22346                18175                   16206
 7/31/99      22622                18046                   15705
 8/31/99      22691                17566                   15117
 9/30/99      23541                17627                   15409
10/31/99      24633                17983                   15804
11/30/99      26861                19406                   17474
12/31/99      31170                21748                   20555
 1/31/00      30952                21217                   20364
 2/29/00      39224                24457                   25102
 3/31/00      35823                24124                   22464
 4/30/00      32767                22636                   20195
 5/31/00      30481                21459                   18426
 6/30/00      35088                23676                   20807
 7/31/00      33295                22887                   19024
 8/31/00      38868                25103                   21025
 9/30/00      37408                24425                   19980
10/31/00      35685                23404                   18358



The graph includes the initial sales charge on the Fund (no comparable charge exists for the indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.













------------------------------------------------------------------
                       TOP TEN EQUITY HOLDINGS*
------------------------------------------------------------------

------------------------------------------------------------------
 1. R &B FALCON CORP. .................................    2.53%

 2. SHAW GROUP INC. ...................................    2.43

 3. MERCURY INTERACTIVE CORP. .........................    2.08

 4. EMULEX CORP. ......................................    2.00

 5. CATALINA MARKETING CORP. ..........................    1.92

 6. MILLENNIUM PHARMACEUTICALS INC. ...................    1.82

 7. SHIRE PHARMACEUTICALS GROUP PLC ...................    1.66

 8. NEWPORT CORP. .....................................    1.64

 9. BISYS GROUP, INC. .................................    1.61

10. IDEC PHARMACEUTICALS CORP. ........................    1.57
------------------------------------------------------------------

* As a percentage of total investments.

--------------------------------------------------------
                     PORTFOLIO BREAKDOWN
--------------------------------------------------------

[Table below represents pie chart in printed piece.]
--------------------------------------------------------
                           **Short-Term 10%
                     Commercial Services 1%
                     Technology Services 2%
         Electronics/Technical Services 24%
                                Utilites 1%
                      Telecommunications 3%
                          Semi-Conductor 5%
                        Consumer Service 6%
                                Software 2%
                                 Finance 8%
              HealthServices/Technology 19%
                                  Retail 5%
    Capital Goods/Producer Manufacturing 5%
                         Energy Minerals 7%
                          Transportation 1%
                     Industrial Services 1%
--------------------------------------------------------

** Includes cash and net other assets.

                     2 | 2000 Annual Report to Shareholders

DEAR SHAREHOLDER,

We are proud to provide the annual report for the Small Cap Growth Opportunities Fund ("Fund") for the year ended October 31, 2000. In this report we have summarized the period's prevailing economic and market conditions and outlined our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

PERFORMANCE UPDATE

We are pleased to report that for the year ended October 31, 2000, the Fund's Class A shares, without and with sales charges, returned 44.87% and 37.63%, respectively. In comparison, the Russell 2000 Growth Index ("Russell 2000")(1) returned 16.16% and the Lipper Inc.(2) peer group of small cap funds returned 29.84% for the same time period. (Past performance is not indicative of future results.)

INVESTMENT STRATEGY

The Fund seeks long-term capital growth by investing primarily in equity securities of U.S. small cap issuers that, at the time the securities are purchased, have market capitalizations below the top 1,000 stocks of the equity market.

Using the Russell 2000 Growth Index as our primary investment universe, we exhaustively screen those companies for what we see as improving fundamental trends such as earnings revisions, earnings surprises and cash flow to price ratios. Generally, once this stringent screening process is completed, a universe of 500 companies remains.

The second aspect of our fundamental research involves working closely with our global research team. Our team has two dedicated small capitalization analysts in addition to 65 industry analysts worldwide. We believe our research team, with its in-depth fundamental analysis, can often provide an edge in understanding companies' fundamentals in addition to offering an objective perspective of Wall Street's earnings expectations.

We believe that searching for "pure" small-cap growth stocks is an ongoing challenge as this market is often less efficient given the generally lower level of research coverage and the lack of earnings by many small-cap companies.

We seek to help control the risk and maximize the rewards of the Fund's overall portfolio by looking to maintain some form of representation in all industry sectors. During the period, the Fund was well diversified, with investments in sectors from basic materials and energy to health care and technology. Moreover, we look to own between 100 and 130 holdings in the Fund's portfolio, remaining sector neutral relative to the benchmark. However, the market capitalization of the portfolio will normally be representative of the Russell 2000 Growth Index. (Please note that the number of holdings in the Fund is subject to change.)

MARKET AND PORTFOLIO UPDATE

For the twelve month period ended October 31, 2000, the Russell 2000 Growth Index returned a healthy 16.2%, surpassing the negative 6.1% return of the S&P 500 and the negative 13.6% return of the Nasdaq Composite Index. While returns over the full year were strong, we witnessed two very different market environments with extreme amounts of volatility in each. The period started with a boom as investors flocked to the small cap market and pushed the share prices of many healthcare and technology stocks, especially non-earnings biotech and internet-related companies, to higher levels. In the first four months of the period, the Russell 2000 Growth Index returned 59%. This period came to an abrupt halt in March, as investors became concerned with company valuations, the viability of many companies' business models, and the direction of interest rates.

The Federal Reserve Board's (the "Fed") change in monetary policy during the period caused many investors to question

------------------
1 THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST
  COMPANIES IN THE RUSSELL 3000 INDEX, WHICH REPRESENTS APPROXIMATELY 8% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

2 LIPPER IS AN INDEPENDENT MUTUAL FUND-TRACKING ORGANIZATION. THE FUND'S
  CALCULATION OF THE LIPPER PEER GROUP AVERAGE INCLUDES THE REINVESTMENT OF ALL CAPITAL GAINS AND DIVIDENDS WITHOUT THE EFFECTS OF SALES CHARGES.


                     3 | 2000 Annual Report to Shareholders
the durability of broad economic growth. The Fed increased the federal funds rate(3) and the discount rate(4) that led to higher interest rates in the economy.

In this market environment, companies that rely most heavily on borrowing money to fund the prospect of future earnings were the harder hit. Of course, many of the stocks that many investors had favored during the first four months of the period returned to more rational valuation levels. In addition, investors began to realize that not all of the companies that had called themselves "internet plays" were going to produce the results that they had promised.

In the later part of the period, we began to see many companies miss revenue and earnings projections causing analysts to reduce previously set expectations. Not surprisingly, the Russell 2000 Growth Index returned a lackluster negative 30% for the last eight months of the period as money rotated into companies perceived to have lower valuations and "real business models."

While this market was certainly challenging, it did present opportunity for certain managers. We believe our prudent approach in selecting stocks by using extensive fundamental research and adhering to diversification, contributed positively to the Fund's performance during the period.

Examples of companies that offered solid performance during the period included R&B Falcon, an oil service company, Mercury Interactive, a software testing company, Newport Corp., a fiberoptics company and Shaw Group, Inc. a major supplier of fabricated piping systems in the United States.5

Although many of the Fund's more substantial holdings performed well during the period, some of the Fund's holdings were negatively impacted by the recent market downturn in shares of technology and telecommunications companies. However, we believe that our disciplined investment approach helped minimize the recent downturn in these two sectors, leading to the Fund's outperformance against its Lipper peer group and the Russell 2000 Growth Index.

We believe investing across many different industries within the small cap universe is crucial--as such, during the period, no one holding in the Fund exceeded 4% of the Fund's total assets. (Of course, no guarantees can be given that this will remain true.)

MARKET OUTLOOK

Going forward, we believe that the small capitalization growth market may continue to be very volatile. However, we expect that the Russell 2000 Growth Index may post competitive results relative to the overall market because many companies operating in the small cap growth market are viewed as having strong growth potential. Additionally, the Fed is widely perceived to have a more neutral stance with respect to its monetary policy for the remainder of 2000, which we believe may benefit small cap companies. (Of course, no guarantees can be given that this will occur.)

Thank you for your investment in the Smith Barney Small Cap Growth Opportunities Fund and your continued confidence in our investment approach.

Sincerely,


/s/ Marguerite Wagner                     /s/ Stephen Rich
---------------------                     ----------------
Marguerite Wagner                         Stephen Rich

NOVEMBER 10, 2000

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGERS AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN THE FUND. PLEASE REFER TO PAGES 15 THROUGH 18 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF OCTOBER 31, 2000 AND IS SUBJECT TO CHANGE.

----------------
3 THE FEDERAL FUNDS RATE IS THE INTEREST RATE THAT BANKS WITH EXCESS RESERVES AT
  A FEDERAL RESERVE DISTRICT BANK CHARGE OTHER BANKS THAT NEED OVERNIGHT LOANS. THE FED FUNDS RATE OFTEN POINTS TO THE DIRECTION OF U.S. INTEREST RATES.

4 THE DISCOUNT RATE IS THE INTEREST RATE THAT THE FED CHARGES MEMBER BANKS FOR
  LOANS, USING GOVERNMENT SECURITIES OR ELIGIBLE PAPER AS COLLATERAL. 5 PLEASE NOTE THAT IN REFERENCE TO INDIVIDUAL HOLDINGS WITHIN THE FUND, NO GUARANTEES CAN BE GIVEN THAT MANAGEMENT'S EXPECTATIONS WILL BE MET. HOWEVER, MANAGEMENT WILL CONTINUE TO CLOSELY MONITOR THE FUND'S HOLDINGS, LOOKING FOR ANY CHANGES THAT MAY HAVE AN IMPACT ON PERFORMANCE OVER THE LONG TERM.

                     4 | 2000 Annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                             OCTOBER 31, 2000
--------------------------------------------------------------------------------

ASSETS:
     Investment in Small Cap Growth Portfolio, at value (Note 1A)                 $ 32,519,394
     Receivable for shares of beneficial interest sold                                   7,308
     Receivable from the Sub-Administrator (Note 6)                                     18,457
----------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                                   32,545,159
----------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for shares of beneficial interest repurchased                               2,540
     Accrued expenses and other liabilities                                             63,021
----------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                                  65,561
----------------------------------------------------------------------------------------------
NET ASSETS                                                                        $ 32,479,598
==============================================================================================
NET ASSETS CONSIST OF:
     Paid-in capital                                                              $ 15,190,125
     Unrealized appreciation                                                         4,755,133
     Accumulated net realized gain                                                  12,534,340
----------------------------------------------------------------------------------------------
     TOTAL                                                                        $ 32,479,598
==============================================================================================
COMPUTATION OF
CLASS A SHARES:
     Net Asset Value per share ($30,717,322/988,832 shares outstanding)                 $31.06
     Offering Price per share ($31.06 / 0.95)                                           $32.69*
==============================================================================================
CLASS B SHARES:
     Net Asset Value per share and offering price ($1,743,461/56,887 shares
       outstanding)                                                                     $30.65**
==============================================================================================
CLASS L SHARES:
     Net Asset Value per share and offering price ($18,815/605.724 shares outstanding)  $31.06
     Offering Price per share ($31.06 / 0.99)                                           $31.37
==============================================================================================

  * BASED UPON SINGLE PURCHASES OF LESS THAN $25,000.

** REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY APPLICABLE CONTINGENT DEFERRED SALES CHARGE.



                       SEE NOTES TO FINANCIAL STATEMENTS.

                     5 | 2000 Annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED OCTOBER 31, 2000
INVESTMENT INCOME (NOTE 1B):
     Dividend Income from Small Cap Growth Portfolio                                  $ 60,825
     Interest Income from Small Cap Growth Portfolio                                   107,736
     Allocated Expenses from Small Cap Growth Portfolio                               (269,593)
----------------------------------------------------------------------------------------------
     TOTAL INVESTMENT LOSS                                                            (101,032)
----------------------------------------------------------------------------------------------
EXPENSES:
     Management fees (Note 2)                                                          110,146
     Service fees Class A (Note 3)                                                      75,517
     Service fees Class B (Note 3)                                                      12,620
     Service fees Class L (Note 3)                                                          14
     Transfer agent fees                                                                68,751
     Legal fees                                                                         42,507
     Custody and fund accounting fees                                                   27,285
     Shareholder reports                                                                26,624
     Audit fees                                                                         24,890
     Trustees fees                                                                      11,504
     Other                                                                              27,607
----------------------------------------------------------------------------------------------
     TOTAL EXPENSES                                                                    427,465
     Less: Expenses assumed by the Sub-Administrator (Note 6)                         (152,604)
     Aggregate amount waived by the Manager (Note 2)                                  (110,146)
----------------------------------------------------------------------------------------------
     NET EXPENSES                                                                      164,715
----------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                   (265,747)
----------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM SMALL CAP GROWTH PORTFOLIO:
     Net realized gain                                                              14,570,499
     Unrealized depreciation                                                        (4,110,498)
----------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN FROM SMALL CAP GROWTH PORTFOLIO                    10,460,001
----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $10,194,254
==============================================================================================



                       SEE NOTES TO FINANCIAL STATEMENTS.

                     6 | 2000 Annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED OCTOBER 31,                                       2000            1999
==============================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
     Net investment loss                                       $   (265,747)    $    (280,709)
     Net realized gain                                           14,570,499         3,177,000
     Unrealized appreciation (depreciation)                      (4,110,498)        3,137,565
----------------------------------------------------------------------------------------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        10,194,254         6,033,856
----------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
CLASS A
     Net proceeds from sale of shares                             5,271,471         8,184,015
     Cost of shares repurchased                                  (8,258,541)      (18,128,031)
----------------------------------------------------------------------------------------------
     Total Class A                                               (2,987,070)       (9,944,016)
----------------------------------------------------------------------------------------------
CLASS B*
     Net proceeds from sale of shares                               916,279           710,202
     Cost of shares repurchased                                    (194,329)          (71,357)
----------------------------------------------------------------------------------------------
     Total Class B                                                  721,950           638,845
----------------------------------------------------------------------------------------------
CLASS L**
     Net proceeds from sale of shares                                19,468                --
     Cost of shares repurchased                                          --                --
----------------------------------------------------------------------------------------------
     Total Class L                                                   19,468                --
----------------------------------------------------------------------------------------------
     NET DECREASE IN NET ASSETS FROM
        TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST            (2,245,652)       (9,305,171)
----------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN NET ASSETS                        7,948,602        (3,271,315)
----------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                                         24,530,996        27,802,311
----------------------------------------------------------------------------------------------
     END OF PERIOD                                              $32,479,598       $24,530,996
==============================================================================================

 * JANUARY 4, 1999 (COMMENCEMENT OF OPERATIONS).
** SEPTEMBER 22, 2000 (COMMENCEMENT OF OPERATIONS).


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     7 | 2000 Annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                         TEN MONTHS                  JUNE 21, 1995
                                                                                           ENDED                     (COMMENCEMENT
                                                          YEAR ENDED OCTOBER 31,         OCTOBER 31,  YEAR ENDED     OF OPERATIONS)
                                                    ----------------------------------      1997     DECEMBER 31,   TO DECEMBER 31,
CLASS A SHARES                                         2000        1999          1998     (NOTE 1F)      1996             1995
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                  $21.44      $16.96        $21.24      $18.21      $14.32           $10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment income (loss)                       (0.525)     (0.196)+      (0.193)+    (0.138)+    (0.016)           0.050
   Net realized and unrealized gain (loss)            10.145       4.676        (3.224)      3.236       5.407            4.420
------------------------------------------------------------------------------------------------------------------------------------
Total From Operations                                   9.62       4.480        (3.417)      3.098       5.391            4.470
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                  --          --            --          --          --           (0.050)
   Net realized gain                                      --          --        (0.863)     (0.068)     (1.501)          (0.100)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       --          --        (0.863)     (0.068)     (1.501)          (0.150)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $31.06      $21.44        $16.96      $21.24      $18.21           $14.32
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)         $30,717     $23,794       $27,802     $25,799     $24,311           $5,148
   Ratio of expenses to average net assets (A)          1.35%       1.35%         1.35%       1.35%*      0.88%            0.00%*
   Ratio of net investment income
   (loss) to average net assets                        (0.82)%     (1.03)%       (0.98)%     (0.87)%*    (0.13)%           1.21%*
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           44.87%      26.42%       (16.56)%     17.05%**      37.80%        44.78%**
====================================================================================================================================

 NOTE:  IF AGENTS OF THE FUND AND AGENTS OF SMALL CAP GROWTH  PORTFOLIO  HAD NOT
 VOLUNTARILY  WAIVED A PORTION OF THEIR FEES AND ASSUMED  FUND  EXPENSES FOR THE
 PERIODS  INDICATED,  AND HAD EXPENSES  BEEN LIMITED TO THAT REQUIRED BY CERTAIN
 STATE  SECURITIES  LAWS  FOR  THE  PERIOD  ENDED  DECEMBER  31,  1995,  THE NET
 INVESTMENT LOSS PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

      Net investment loss per share                  $(0.435)    $(0.351)+     $(0.319)+   $(0.252)+   $(0.133)         $(0.288)
      RATIOS:
      Expenses to average net assets (A)                2.18%       2.16%         1.99%       2.06%*      1.83%            2.50%*
      Net investment loss to average net assets        (1.65)%     (1.84)%       (1.62)%     (1.58)%*    (1.08)%          (1.29)%*
====================================================================================================================================

  *  ANNUALIZED
 **  NOT ANNUALIZED
  + THE PER SHARE AMOUNTS WERE COMPUTED USING A MONTHLY AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(A) INCLUDES THE FUND'S SHARE OF SMALL CAP GROWTH PORTFOLIO ALLOCATED EXPENSES FOR THE PERIODS INDICATED.



                       SEE NOTES TO FINANCIAL STATEMENTS.

                     8 | 2000 Annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                               JANUARY 4, 1999
                                                            YEAR ENDED         (COMMENCEMENT
                                                            OCTOBER 31,       OF OPERATIONS) TO
CLASS B SHARES                                                 2000           OCTOBER 31, 1999
================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                          $21.31               $18.95
------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment loss                                        (0.481)              (0.265)+
   Net realized and unrealized gain                            9.821                2.625
------------------------------------------------------------------------------------------------
Total From Operations                                           9.34                2.360
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                          --                   --
   Net realized gain                                              --                   --
------------------------------------------------------------------------------------------------
Total Distributions                                               --                   --
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $30.65               $21.31
====================================================================================-===========
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)                  $1,743                 $737
   Ratio of expenses to average net assets (A)                  2.10%                2.10%*
   Ratio of net investment loss to average net assets          (1.55)%              (1.77)%*
------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   43.78%               12.45%**
================================================================================================

 NOTE:  IF AGENTS OF THE FUND AND AGENTS OF SMALL CAP GROWTH  PORTFOLIO  HAD NOT
 VOLUNTARILY  WAIVED A PORTION OF THEIR FEES AND ASSUMED  FUND  EXPENSES FOR THE
 PERIODS INDICATED,  THE NET INVESTMENT LOSS PER SHARE AND THE RATIOS WOULD HAVE
 BEEN AS FOLLOWS:

      Net investment loss per share                          $(0.621)             $(0.420)+
      RATIOS:
      Expenses to average net assets (A)                        2.93%                2.91%*
      Net investment loss to average net assets                (2.40)%              (2.58)%*
================================================================================================

  *  ANNUALIZED
 **  NOT ANNUALIZED
  + THE PER SHARE AMOUNTS WERE COMPUTED USING A MONTHLY AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(A) INCLUDES THE FUND'S SHARE OF SMALL CAP GROWTH PORTFOLIO ALLOCATED EXPENSES FOR THE PERIODS INDICATED.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     9 | 2000 Annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                              SEPTEMBER 22, 2000
                                                                (COMMENCEMENT
                                                               OF OPERATIONS) TO
CLASS L SHARES                                                 OCTOBER 31, 2000
================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                  $32.62
--------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment loss                                                (0.065)
   Net realized and unrealized loss                                   (1.495)
--------------------------------------------------------------------------------
Total From Operations                                                  (1.56)
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                                  --
   Net realized gain                                                      --
--------------------------------------------------------------------------------
Total Distributions                                                       --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $31.06
================================================================================
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's omitted)                             $19
   Ratio of expenses to average net assets (A)                          2.10%*
   Ratio of net investment loss to average net assets                  (1.91)%*
--------------------------------------------------------------------------------
TOTAL RETURN                                                           (4.78)%**
================================================================================

 NOTE: IF AGENTS OF THE FUND AND AGENTS OF SMALL CAP GROWTH PORTFOLIO HAD NOT VOLUNTARILY WAIVED A PORTION OF THEIR FEES AND ASSUMED FUND EXPENSES FOR THE PERIODS INDICATED, THE NET INVESTMENT LOSS PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

      Net investment loss per share                                   $(0.140)
      RATIOS:
      Expenses to average net assets (A)                                 2.93%*
      Net investment loss to average net assets                         (2.74)%*
================================================================================

  *  ANNUALIZED
 **  NOT ANNUALIZED
  + THE PER SHARE AMOUNTS WERE COMPUTED USING A MONTHLY AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(A) INCLUDES THE FUND'S SHARE OF SMALL CAP GROWTH PORTFOLIO ALLOCATED EXPENSES FOR THE PERIODS INDICATED.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                     10 | 2000 Annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney Small Cap Growth Opportunities Fund (formerly CitiFunds Small Cap Growth Portfolio) (the "Fund") is a separate diversified series of CitiFunds Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in Small Cap Growth Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (57.5% at October 31, 2000) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acted as the Fund's Sub-Administrator through October 31, 2000. CFBDS acted as the Fund's Distributor until August 31, 2000. Effective September 1, 2000 Salomon Smith Barney Inc. became the Fund's Distributor.

The Fund offers Class A, Class B and Class L shares. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within six years of purchase. Class B shares automatically convert into Class A shares after eight years. Class L shares have a front-end, or initial, sales charge lower than Class A shares, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within 1 year of purchase. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have lower expenses than Class B and Class L shares. For the year ended October 31, 2000, the distributor received net commissions paid by investors of $17,219 and $0 from sales of Class A and Class L shares, respectively and $15,031 in deferred sales charges from redemptions of Class B shares.

The  financial   statements  of  the  Portfolio,   including  the  portfolio  of
investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in
Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and the distributor. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

                     11 | 2000 Annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

E. DISTRIBUTIONS Distributions to shareholders are recorded on the ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended October 31, 2000, the Fund reclassified $265,747 to accumulated net realized gain from accumulated net investment loss.

F. CHANGE IN FISCAL YEAR END During fiscal year 1997, the Fund changed its fiscal year end from December 31 to October 31. G. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. Management Fees

Citibank is responsible for overall management of the Funds' business affairs, and has a Management Agreement with the Fund. Citibank or an affiliate also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. Citibank is a wholly-owned subsidiary of Citigroup Inc.

The management fees paid to Citibank, are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.35% of the Funds' average daily net assets. The management fee amounted to $110,146 all of which was voluntarily waived for the year ended October 31, 2000.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.

3. Service Fees

The Fund maintains separate Service Plans for Class A,
Class B and Class L shares, which have been adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $75,517 for the year ended October 31, 2000. Under the Class B and Class L Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The Service fees for Class B and Class L shares amounted to $12,620 and $14, respectively for the year ended October 31, 2000. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing, or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the period aggregated $6,951,510 and $9,305,522, respectively.


                     12 | 2000 Annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

5. Shares Of Beneficial Interest

The  Declaration  of Trust permits the Trustees to issue an unlimited  number of
full  and  fractional  shares  of  beneficial   interest  (without  par  value).
Transactions in shares of beneficial interest were as follows:

                                                                     YEAR ENDED OCTOBER 31,
---------------------------------------------------------------------------------------------
                                                                       2000          1999
=============================================================================================
CLASS A
Shares sold                                                          168,978        444,606
Shares issued to shareholders from reinvestment of distributions          --             --
Shares repurchased                                                  (290,116)      (973,797)
---------------------------------------------------------------------------------------------
Class A net decrease                                                (121,138)      (529,191)
=============================================================================================
CLASS B*
Shares sold                                                           29,360         38,207
Shares issued to shareholders from reinvestment of distributions          --             --
Shares repurchased                                                    (7,071)        (3,609)
---------------------------------------------------------------------------------------------
Class B net increase                                                  22,289         34,598
=============================================================================================
CLASS L**
Shares sold                                                              606             --
Shares issued to shareholders from reinvestment of distributions          --             --
Shares repurchased                                                        --             --
---------------------------------------------------------------------------------------------
Class L net increase                                                     606             --
=============================================================================================

*  JANUARY 4, 1999 (COMMENCEMENT OF OPERATIONS)
** SEPTEMBER 22, 2000 (COMMENCEMENT OF OPERATIONS)


6. Assumption of Expenses

CFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the year ended October 31, 2000, which amounted to $152,604.


                     13 | 2000 Annual Report to Shareholders

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND THE  SHAREHOLDERS  OF CITIFUNDS TRUST II:
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
(FORMERLY CITIFUNDS SMALL CAP GROWTH PORTFOLIO):

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Smith Barney Small Cap Growth Opportunities Fund (the "Fund"), a series of CitiFunds Trust II, at October 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 2000





                     14 | 2000 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                       OCTOBER 31, 2000
--------------------------------------------------------------------------------

     SHARES         SECURITY                                                     VALUE
========================================================================================
COMMON STOCK -- 90.2%
CAPITAL GOODS/PRODUCER MANUFACTURING -- 5.2%
         4,308      Alliant Techsystems, Inc.+                                $  387,451
        22,181      Aptagroup, Inc.                                              458,869
        16,936      Mettler Toledo International, Inc.+                          790,700
        17,537      Shaw Group Inc.+                                           1,429,266
----------------------------------------------------------------------------------------
                                                                               3,066,286
----------------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.5%
         9,049      Ixia+                                                        212,086
        19,347      Source Information Management Co.+                           106,409
----------------------------------------------------------------------------------------
                                                                                 318,495
----------------------------------------------------------------------------------------
CONSUMER SERVICES -- 5.8%
         7,170      AC Nielson Corp.+                                            171,632
        17,003      Callaway Golf Co.                                            272,048
        28,862      Catalina Marketing Corp.+                                  1,132,833
         7,843      Emmis Communications Corp.+                                  209,800
         9,257      Ethan Allen Interiors, Inc.                                  270,767
         8,669      Hispanic Broadcasting Corp.+                                 270,906
         7,036      Houghton Mifflin Co.                                         259,013
         6,062      Imax Corp.+                                                   29,552
        10,334      Isle of Capri Casinos Inc.+                                  113,674
         5,050      P F Chang China Bistro Inc.+                                 207,050
        11,180      Station Casinos Inc.+                                        180,278
         7,275      Westwood One, Inc.+                                          137,770
         4,712      XM Satellite Radio Holdings Inc.+                            136,648
----------------------------------------------------------------------------------------
                                                                               3,391,971
----------------------------------------------------------------------------------------
ELECTRONIC/TECHNICAL SERVICES -- 24.7%
        11,847      Actuate Corp.+                                               333,937
        10,753      Aeroflex, Inc.+                                              639,803
        11,170      Applied Micro Circuits Corp.+                                853,807
         5,588      Art Technology Group Inc.+                                   350,647
         6,262      ATMI Inc.+                                                   118,195
        12,990      C-Cube Microsystems, Inc.+                                   253,305
         9,020      Celeritek Inc.+                                              298,224
           214      Corio Inc.+                                                    1,097
        16,365      Cylink Corp.+                                                 69,040
         2,121      Digital Lightwave Inc.+                                      107,508
         2,794      E. Piphany Inc.+                                             251,809
         8,019      Emulex Corp.+                                              1,177,791
        13,667      Gasonics International Corp.+                                279,319
         3,544      Informatica Corp.+                                           334,908
         3,862      Interwoven Inc.+                                             389,096
         5,385      Iona Technologies PLC ADRs+                                  354,064
         8,746      Macromedia, Inc.+                                            673,989
         7,036      Macrovision Corp.+                                           512,749
        11,047      Mercury Interactive Corp.+                                 1,226,217
        13,734      Methode Electronics Inc.                                     516,742
         7,372      Multex System Inc.+                                           95,375


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     15 | 2000 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)                            OCTOBER 31, 2000
--------------------------------------------------------------------------------

     SHARES         SECURITY                                                     VALUE
========================================================================================
ELECTRONIC/TECHNICAL SERVICES -- (CONTINUED)
        15,856      National Instruments Corp.+                              $   740,277
         8,450      Newport Corp.                                                965,016
         5,018      Packeteer Inc.+                                              124,823
         8,687      Powerwave Technologies, Inc.+                                418,062
         8,841      Purchasepro, Inc.+                                           238,707
        27,619      Remec Inc.+                                                  823,391
         3,969      Retek, Inc.+                                                 156,527
         7,674      Sawtek, Inc.+                                                390,415
        15,015      Semtech Corp.+                                               484,234
        11,548      Silicon Image Inc.+                                          135,689
        16,867      Silicon Storage Technology, Inc.+                            383,724
        16,193      Spectralink Corp.+                                           120,435
         2,897      Stratos Lightwave Inc.+                                       76,589
         3,131      Turnstone System Inc.+                                        66,534
         1,783      Veeco Instruments Inc.+                                      118,040
         3,231      WatchGuard Technologies Inc.+                                161,550
         3,195      Webmethods Inc.+                                             283,956
----------------------------------------------------------------------------------------
                                                                              14,525,591
----------------------------------------------------------------------------------------
ENERGY/MINERALS -- 7.0%
         3,702      Atwood Oceanics Inc.+                                        124,248
        11,747      Coflexip ADR                                                 670,313
        22,320      Hanover Compressore Co.+                                     728,190
        17,166      Osca Inc.+                                                   266,073
        18,986      Precision Drilling Corp.+                                    543,474
        59,575      R & B Falcon Corp.+                                        1,489,375
        16,395      Varco International Inc.+                                    282,814
----------------------------------------------------------------------------------------
                                                                               4,104,487
----------------------------------------------------------------------------------------
FINANCE -- 8.3%
        10,099      Affiliated Managers Group Inc.+                              607,202
        33,325      Banknorth Group Inc.                                         604,016
        20,054      Bisys Group, Inc.+                                           945,045
        12,086      Chittenden Corp.                                             321,034
        24,617      Cullen Frost Bankers, Inc.                                   820,054
         7,035      Presidential Life Insurance Corp.                            102,447
         9,965      SEI Investments Co.                                          904,324
        16,462      West America Bancorporation                                  591,603
----------------------------------------------------------------------------------------
                                                                               4,895,725
----------------------------------------------------------------------------------------
HEALTH SERVICES/TECHNOLOGY -- 19.0%
         9,089      Alpharma, Inc.                                               352,767
         5,924      Andrx Corp.+                                                 426,528
        24,540      Apria Healthcare Group, Inc.+                                490,800
        10,301      APW Ltd.+                                                    475,777
         3,737      Aurora Bioscience Corp.+                                     227,723
         8,273      CIMA Labs Inc.+                                              455,015
        14,003      Corixa Corp.+                                                623,133
         4,309      Cubist Pharmaceuticals Inc.+                                 185,152
         5,048      Curagen Corp.+                                               326,227
         4,982      Emisphere Technologies Inc.+                                 126,107


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     16 | 2000 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)                            OCTOBER 31, 2000
--------------------------------------------------------------------------------

     SHARES         SECURITY                                                     VALUE
========================================================================================
HEALTH SERVICES/TECHNOLOGY -- (CONTINUED)

         8,047      Enzon, Inc.+                                              $  573,349
         7,844      Genset S.A. ADRs+                                            128,445
         7,544      Gilead Sciences, Inc.+                                       648,784
         4,714      Idec Pharmaceuticals Corp.+                                  924,533
         2,323      K V Pharmaceuticals Co.+                                      90,452
        13,936      Lifepoint Hospitals, Inc.+                                   540,020
         5,351      Maxim Pharmaceuticals Inc.+                                  237,451
         7,674      Medicis Pharmaceutical Corp.+                                564,998
        14,746      Millennium Pharmaceuticals Inc.+                           1,070,007
         4,646      NPS Pharmaceuticals Inc.+                                    199,197
         3,467      Nanogen, Inc.+                                                53,739
         4,712      Pharmacyclics Inc.+                                          253,565
        15,530      Shire Pharmaceuticals Goup PLC, ADRs+                        976,449
         2,255      Transkaryotic Therapies Inc.+                                 83,999
        14,340      Triad Hospitals Inc.+                                        397,935
        24,644      Varian, Inc.+                                                759,343
----------------------------------------------------------------------------------------
                                                                              11,191,495
----------------------------------------------------------------------------------------
INDUSTRIAL SERVICES -- 0.9%
         7,036      Carlisle Inc.                                                292,873
         9,694      Gentex Corp.+                                                239,926
----------------------------------------------------------------------------------------
                                                                                 532,799
----------------------------------------------------------------------------------------
PRODUCER MANUFACTURING -- 0.3%
         5,300      Teleflex Inc.                                                183,181
----------------------------------------------------------------------------------------
RETAIL -- 4.6%
         9,863      Abercrombie & Fitch Co.+                                     232,397
        18,179      Cost Plus, Inc.+                                             509,012
         6,833      Footstar Inc.+                                               245,134
        15,291      Linens'n Things, Inc.+                                       470,198
        36,961      O'Reilly Automotive, Inc.+                                   665,298
         9,290      Ultimate Electronics Inc.+                                   335,601
         7,844      Zale Corp.+                                                  265,716
----------------------------------------------------------------------------------------
                                                                               2,723,356
----------------------------------------------------------------------------------------
SEMI-CONDUCTOR -- 5.1%
        19,776      Emcore Corp.+                                                810,816
        10,772      Exar Corp.+                                                  481,374
        13,919      Mattson Technology Inc.+                                     163,548
        28,478      Oak Technology+                                              799,164
        12,526      Transwitch Corp.+                                            723,377
----------------------------------------------------------------------------------------
                                                                               2,978,279
----------------------------------------------------------------------------------------
SOFTWARE -- 2.0%
        52,246      Activision, Inc.+                                            721,648
         6,631      Blue Martini Software Inc.+                                  249,491
         8,886      Microstrategy, Inc.+                                         212,709
----------------------------------------------------------------------------------------
                                                                               1,183,848
----------------------------------------------------------------------------------------
TECHNOLOGY SERVICES -- 1.8%
        11,949      Idex Corp.                                                   385,355
         6,157      MRV Communications Inc.+                                     243,202


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     17 | 2000 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)                           OCTOBER 31, 2000
--------------------------------------------------------------------------------

     SHARES         SECURITY                                                     VALUE
========================================================================================
TECHNOLOGY SERVICES -- (CONTINUED)
         6,531      Natural Microsystems Corp.+                              $   295,120
         1,313      Nuance Communications Inc.+                                  113,246
----------------------------------------------------------------------------------------
                                                                               1,036,923
----------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.2%
         6,698      Digital Information Systems Inc.+                             84,562
         9,829      Dobson Communications Corp.+                                 127,777
         3,750      Leap Wireless International Inc.+                            186,562
        12,632      Pinnacle Holdings, Inc.+                                     198,954
         4,914      Powertel, Inc.+                                              428,747
         1,850      Tollgrade Communications Inc.+                               177,138
        14,515      Western Wireless Corp.+                                      689,463
----------------------------------------------------------------------------------------
                                                                               1,893,203
----------------------------------------------------------------------------------------
TRANSPORTATION -- 0.9%
         6,765      CH Robinson Worldwide                                        369,961
         4,888      Eagle Inc.+                                                  139,308
----------------------------------------------------------------------------------------
                                                                                 509,269
----------------------------------------------------------------------------------------
UTILITIES -- 0.9%
        11,410      Cleco Corp.                                                  542,688
----------------------------------------------------------------------------------------
                    TOTAL COMMON STOCKS
                    (Identified Cost-- $41,773,206)                           53,077,596
========================================================================================




========================================================================================
REPURCHASE AGREEMENT -- 9.8%
     5,787,000      First Union National Bank Repurchase Agreement
                      6.45% due 11/1/00 proceeds at maturity $5,788,037
                      (collateralized by $5,890,000 Federal Home Loan Bank
                      6.25% due 8/13/04 valued at $5,904,725)
                      (Identified Cost-- $5,787,000)                         $ 5,787,000
========================================================================================
                    TOTAL INVESTMENTS -- 100%
                    (Identified Cost $47,560,206)                            $58,864,596
========================================================================================

ADRS -- AMERICAN DEPOSITARY RECEIPTS
+ NON-INCOME PRODUCING SECURITIES


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     18 | 2000 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                             OCTOBER 31, 2000
--------------------------------------------------------------------------------

ASSETS:
     Investments at value (Note 1A) (Identified Cost, $41,773,206)             $ 53,077,596
     Short-term holdings at value (Note 1A) (Identified Cost, $5,787,000)         5,787,000
     Cash                                                                               790
     Receivable for investments sold                                                879,288
     Dividends and interest receivable                                                5,441
-------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                                59,750,115
-------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for investments purchased                                            3,130,722
     Payable to affiliates-- Management fees (Note 2)                                42,421
     Accrued expenses and other liabilities                                          35,956
-------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                            3,209,099
-------------------------------------------------------------------------------------------
NET ASSETS                                                                      $56,541,016
===========================================================================================
REPRESENTED BY: PAID-IN CAPITAL FOR BENEFICIAL INTERESTS                        $56,541,016
===========================================================================================



                       SEE NOTES TO FINANCIAL STATEMENTS.

                     19 | 2000 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31, 2000
INVESTMENT INCOME:
     Interest income                                               $ 275,927
     Dividend income                                                 175,098
------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                         451,025
------------------------------------------------------------------------------
EXPENSES:
     Management fees (Note 2)                                        645,332
     Custody and fund accounting fees                                 49,128
     Audit fees                                                       20,940
     Legal fees                                                        7,217
     Trustees fees                                                     6,940
     Other                                                             3,978
------------------------------------------------------------------------------
     TOTAL EXPENSES                                                  733,535
------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                 (282,510)
------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain from investment transactions               44,261,269
     Unrealized depreciation of investments                      (13,053,084)
------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                   31,208,185
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $30,925,675
==============================================================================




                       SEE NOTES TO FINANCIAL STATEMENTS.

                     20 | 2000 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED OCTOBER 31,                                          2000               1999
==================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
     Net investment loss                                            $   (282,510)     $   (799,868)
     Net realized gain on investment transactions                     44,261,269        16,500,537
     Unrealized appreciation (depreciation) of investments           (13,053,084)       18,520,946
--------------------------------------------------------------------------------------------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             30,925,675        34,221,615
--------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
     Proceeds from contributions                                      27,137,765        22,851,267
     Value of withdrawals                                            (98,473,742)     (154,792,807)
--------------------------------------------------------------------------------------------------
     NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS            (71,335,977)     (131,941,540)
--------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                                           (40,410,302)      (97,719,925)
--------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                                              96,951,318       194,671,243
--------------------------------------------------------------------------------------------------
     END OF PERIOD                                                  $ 56,541,016     $  96,951,318
==================================================================================================





--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                         TEN MONTHS                  JUNE 21, 1995
                                                                                           ENDED                     (COMMENCEMENT
                                                          YEAR ENDED OCTOBER 31,         OCTOBER 31,   YEAR ENDED    OF OPERATIONS)
                                                  ----------------------------------       1997       DECEMBER 31,  TO DECEMBER 31,
                                                    2000        1999        1998          (NOTE 1F)      1996            1995
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)         $56,541      $96,951     $194,671      $49,598       $47,142           $4,989
Ratio of expenses to average net assets              0.85%        0.86%        0.88%        0.85%*        0.61%            0.00%*
Ratio of net investment income
   (loss) to average net assets                     (0.33)%      (0.54)%      (0.50)%      (0.37)%*       0.15%            1.22%*
Portfolio turnover                                     81%         104%          51%         108%           89%              41%

NOTE: IF AGENTS OF THE  PORTFOLIO HAD NOT  VOLUNTARILY  WAIVED A PORTION OF THEIR FEES AND ASSUMED  PORTFOLIO  EXPENSES FOR
      THE PERIODS  INDICATED  AND HAD EXPENSES  BEEN LIMITED TO THAT REQUIRED BY CERTAIN STATE  SECURITIES LAWS FOR THE PERIOD
      ENDED DECEMBER 31, 1995, THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

RATIOS:
Expenses to average net assets                       0.85%        0.86%        0.88%        1.04%*        1.17%            2.50%*
Net investment loss to average
   net assets                                       (0.33)%      (0.54)%      (0.50)%      (0.56)%*      (0.41)%          (1.28)%*
====================================================================================================================================

* ANNUALIZED


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     21 | 2000 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Small Cap Growth Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A., ("Citibank").

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

F. CHANGE IN FISCAL YEAR END During the fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.

G. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. Management Fees

Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. Citibank is a wholly-owned subsidiary of Citigroup Inc.


                     22 | 2000 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The management fees paid to Citibank amounted to $645,332 for the year ended October 31, 2000. The management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets.

3. Purchases and Sales of Investments

Purchases  and  sales  of  investments,   other  than  short-term   obligations,
aggregated $67,381,261 and $139,952,161, respectively, for the year ended October 31, 2000.

4. Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 2000, as computed on a federal income tax basis, are as follows:

Aggregate cost                                      $47,578,728
==================================================================
Gross unrealized appreciation                       $16,395,486
Gross unrealized depreciation                        (5,109,618)
------------------------------------------------------------------
Net unrealized appreciation                         $11,285,868
==================================================================


5. Line of Credit

The Portfolio, along with various other Portfolios in the family of funds, entered into an ongoing line of credit agreement with a bank which allows the funds and Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 2000, the commitment fee allocated to the Portfolio was $266. Since the line of credit was established, there have been no borrowings.


                     23 | 2000 Annual Report to Shareholders

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS
WITH RESPECT TO ITS SERIES, SMALL CAP GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small Cap Growth Portfolio (the "Portfolio"), a series of The Premium Portfolios, at October 31, 2000, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (herafter referred to as "financial highlights") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio at October 31, 2000, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated, in accordance with accounting principles generally accepted in the United States of America.






PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario

December 14, 2000



                     24 | 2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
SMITH BARNEY
SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

       ---------------------------------------------------------------------

        TRUSTEES AND OFFICERS                 INVESTMENT MANAGER
        C. Oscar Morong Jr., Chairman         (of Small Cap Growth Portfolio)
        Riley C. Gilley                       Citibank, N.A
        Diana R. Harrington                   153 East 53rd Street,
        Susan B. Kerley                       New York, NY 10043
        Heath B. McLendon*
        E. Kirby Warren                       DISTRIBUTOR
        William S. Woods Jr.**                Salomon Smith Barney Inc.

        PRESIDENT                             CUSTODIAN
        Heath B. McLendon*                    State Street Bank &
                                                Trust Company
        SECRETARY
        Robert Frenkel*                       TRANSFER AGENT
                                              Citi Fiduciary Trust Company
        TREASURER                             125 Broad Street, 11th Floor
        Lewis E. Daidone*                     New York, New York 10004

         * Affiliated Person of               SUB-TRANSFER AGENT
           Investment Manager                 PFPC Global Fund Services
        ** Trustee Emeritus                   P.O. Box 9699
                                              Providence, Rhode Island
                                              02940-9699
       ---------------------------------------------------------------------

--------------------------------------------------------------------------------

 SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
================================================================================

                              This report is submitted for general information of the shareholders of Smith Barney Small Cap Growth Opportunities Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after January 31, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

                              SMITH BARNEY SMALL CAP
                               GROWTH OPPORTUNITIES FUND
                              Smith Barney Mutual Funds
                              388 Greenwich Street, MF-2
                              New York, New York 10013


                              For complete information on any Smith Barney
                              Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.


                              www.smithbarney.com/mutualfunds



                              [LOGO OMITTED]
                              -----------------

                              Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

                              FD02136 12/00
--------------------------------------------------------------------------------